UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 28, 2017 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 37.7%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.80%, 4/6/17	150,000,000		150,000,000
Bank of Nova Scotia (Yankee)
1.22%, 3/14/17	375,000,000	[a]	375,000,000
BNP Paribas (Yankee)
1.23%, 3/17/17	150,000,000	[a]	150,000,000
BNP Paribas (Yankee)
1.26% - 1.30%, 6/16/17 - 7/12/17	200,000,000		200,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.70%, 3/3/17	35,000,000		35,001,041
Citibank N.A. (Yankee)
1.18%, 6/6/17	90,000,000		90,000,000
Credit Agricole CIB (Yankee)
1.00%, 3/23/17	300,000,000		300,000,000
Credit Suisse New York (Yankee)
1.15%, 3/22/17	300,000,000		300,000,000
Mizuho Bank Ltd/NY (Yankee)
1.10% - 1.12%, 3/24/17 - 4/20/17	370,000,000	[b]	370,000,000
Natixis New York (Yankee)
1.13%, 5/2/17	150,000,000		150,000,000
Norinchukin Bank/NY (Yankee)
1.32% - 1.33%, 8/25/17 - 9/1/17	320,000,000		320,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
1.10%, 4/13/17	300,000,000	[b]	300,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
1.18%, 3/9/17	150,000,000	[a,b]	150,000,000
Sumitomo Mitsui Trust Bank (Yankee)
1.10%, 4/28/17	200,000,000	[b]	200,000,000
Wells Fargo Bank NA
1.18%, 5/5/17	400,000,000		400,000,000
Wells Fargo Bank NA (Yankee)
1.37%, 4/13/17	70,000,000	[a]	70,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,560,001,041)			3,560,001,041
Commercial Paper - 19.2%
Alpine Securitization Ltd.
0.88%, 4/3/17	70,000,000	[b]	69,943,534
ASB Finance Ltd.
1.14%, 3/14/17	200,000,000	[a]	200,000,000
Collateralized Commercial Paper II Co., LLC
1.37%, 3/17/17	200,000,000	[a,b]	200,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper - 19.2% (continued)	Amount ($)		Value ($)
Commonwealth Bank of Australia
1.22%, 3/15/17	95,000,000	[a,b]	95,000,000
HSBC Bank PLC
1.40%, 3/27/17	295,000,000	[a,b]	295,000,000
ING (US) Funding LLC
1.22%, 3/13/17	250,000,000	[a]	250,000,000
Mizuho Bank Ltd/NY
1.08%, 4/13/17	50,000,000	[b]	49,935,500
NRW Bank
1.05%, 4/18/17	95,000,000	[b]	94,867,000
Oversea-Chinese Banking Corp.
1.01%, 5/16/17	10,000,000		9,978,678
Societe Generale
0.83%, 4/17/17	250,000,000	[b]	249,729,097
United Overseas Bank Ltd.
0.85%, 4/18/17	300,000,000	[b]	299,660,000
Total Commercial Paper
(cost $1,814,113,809)			1,814,113,809
Asset-Backed Commercial Paper - 4.6%
Antalis S.A.
1.05% - 1.15%, 3/6/17 - 5/8/17	170,000,000	[b]	169,869,410
Collateralized Commercial Paper II Co., LLC
1.21%, 6/6/17	260,000,000	[b]	259,159,333
Total Asset-Backed Commercial Paper
(cost $429,028,743)			429,028,743
Time Deposits - 7.1%
Australia and New Zealand Banking Group (Grand
Cayman)
0.57%, 3/1/17	245,000,000		245,000,000
Swedbank
0.56%, 3/1/17	425,000,000		425,000,000
Total Time Deposits
(cost $670,000,000)			670,000,000
U.S. Government Agencies - .5%
Federal Home Loan Bank
0.35%, 3/1/17
(cost $48,000,000)	48,000,000		48,000,000
Repurchase Agreements - 30.9%
ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 0.53%-0.74%,
dated 2/28/17, due 3/1/17 in the amount of
$589,008,730 (fully collateralized by $10,070,089
Corporate Debt Securities, 1%-9.28%, due 3/22/17-
11/15/46, value $10,300,033 and $573,062,403 U.S.
Treasuries, 0.13%-2.63%, due 3/31/17-8/15/25,
value $590,580,366)	589,000,000		589,000,000

	Principal
Repurchase Agreements - 30.9% (continued)	Amount ($)	Value ($)
Citigroup Global Markets Holdings Inc.
Tri-Party Agreement thru BNY Mellon, 0.66%, dated
2/28/17, due 3/1/17 in the amount of $375,006,875
(fully collateralized by $5,834,751,066 Agency
Collateralized Mortgage Obligation, Interest Only,
due 1/15/20-5/15/53, value $380,472,499,
$15,337,728 Agency Mortgage-Backed Securities,
Interest Only, due 10/15/42, value $8,941,683 and
$18,518,371 U.S. Treasuries (including strips), 0%,
due 5/4/17-8/15/30, value $14,223,180)	375,000,000	375,000,000
Credit Agricole CIB
Tri-Party Agreement thru BNY Mellon, 0.52%, dated
2/28/17, due 3/1/17 in the amount of
$1,522,021,984 (fully collateralized by
$1,685,290,672 U.S. Treasuries (including strips),
0%-4.50%, due 6/30/18-11/15/45, value
$1,552,440,036)	1,522,000,000	1,522,000,000
HSBC USA Inc.
Tri-Party Agreement thru BNY Mellon, 0.76%, dated
2/28/17, due 3/1/17 in the amount of $100,002,111
(fully collateralized by $138,305,203 Asset-Backed
Securities, 1.01%-3.14%, due 7/16/18-2/15/23,
value $102,903,633 and $100,000 Corporate Debt
Securities, 3.63%, due 10/13/25, value $102,133)	100,000,000	100,000,000
RBC Capital Markets
Tri-Party Agreement thru JPMorgan Chase Bank,
0.98%, dated 2/23/17, due 4/24/17 in the amount
of $100,163,333 (fully collateralized by
$100,664,988 Corporate Debt Securities, 1.75%-
8.05%, due 5/15/18-2/22/48, value $103,000,001)	100,000,000	100,000,000
RBC Capital Markets LLC
Tri-Party Agreement thru JPMorgan Chase Bank,
1.13%, dated 1/30/17, due 4/28/17 in the amount
of $226,624,262 (fully collateralized by
$194,190,867 Agency Collateralized Mortgage
Obligation, Interest Only, due 11/15/26-1/25/47,
value $45,499,184, $197,115,050 Agency Mortgage-
Backed Securities, Interest Only, due11/1/26-
2/1/47, value $170,293,463 and $15,394,086
Corporate Debt Securities, 3%-5.85%, due
10/14/21-7/30/46, value $14,871,739)	226,000,000	226,000,000
Total Repurchase Agreements
(cost $2,912,000,000)		2,912,000,000
Total Investments (cost $9,433,143,593)	100.0%	9,433,143,593
Cash and Receivables (Net)	.0%	4,556,253
Net Assets	100.0%	9,437,699,846

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities amounted to $2,803,163,874 or 29.7% of net assets.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	9,433,143,593
Level 3 - Significant Unobservable Inputs	-
Total	9,433,143,593

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)